Supplemental Cash Flow Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Supplemental Cash Flow Disclosures [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES

NOTE 18. SUPPLEMENTAL CASH FLOW DISCLOSURES

Supplemental cash flow information and schedules of non-cash investing and financing activities for the periods indicated were as follows:

	Six Months Ended June 30,
	Successor 2025	Predecessor 2024
Supplemental disclosure of cash flow information
Interest paid	$28,269	$7,377
Income taxes paid	12,293	16,723
Supplemental disclosure of non-cash operating, investing and financing activities:
Purchases of property and equipment accrued and not yet paid	$2,729	$1,795
Increases in lease assets in exchange for lease liabilities:
Operating leases	$4,464	$6,688
Finance leases	7,512	5,776

Note 21. Supplemental Disclosures to Consolidated Statements of Cash Flows

Supplemental cash flow information and schedules of non-cash investing and financing activities (in thousands):

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Supplemental disclosure of cash flow information
Interest paid	$36,984	$32,332	$60,355	$35,910
Income taxes paid	12,334	14,579	29,761	17,403
Supplemental disclosure of non-cash operating, investing, and financing activities:
Equity consideration issued in conjunction with Acuren Acquisition	4,000	—	—	—
Settlement of derivative liability	967	—	—	—
Purchase of property and equipment accrued and not yet paid	1,606	2,434	2,147	1,331